FAIR VALUE MEASURMENTS (Narrative) (Details) - 6 months ended Jun. 30, 2017 $ in Thousands, ₪ in Millions	USD ($)	ILS (₪)
Fair Value Disclosures [Abstract]
Currency hedging transactions, maximum term	1 year
Foreign exchange risk lien	$ 246
Foreign exchange risk lien for bank guarantees granted to secure hedging transactions	250
Total hedged amount | ₪		₪ 3.5
Amount recognized in other comprehensive income relating to cash flow hedge transaction	19
Derivative assets	$ 25